Satellites, Property and Other Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		$ 1,703,039
Depreciation		242,966	$ 224,851		$ 221,058
Cost at end of year		1,458,933	1,703,039
Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		1,596,774
Cost at end of year		1,334,294	1,596,774
Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		95,128
Cost at end of year		86,690	95,128
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	[1]
Cost at end of year	[1]	26,774
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		11,137
Cost at end of year		11,175	11,137
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		3,935,762	3,796,363
Additions		11,438	78,911
Cumulative effect adjustment		26,258	(1,038)	[2]
Disposals/retirements		(84,732)	(3,622)
Reclassifications and transfers from assets under construction
Impact of foreign exchange		(41,057)	65,148
Cost at end of year		3,847,669	3,935,762		3,796,363
Gross carrying amount [Member] | Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		3,669,570	3,180,178
Additions
Cumulative effect adjustment			(4,172)	[2]
Disposals/retirements		(77,322)
Reclassifications and transfers from assets under construction			448,216
Impact of foreign exchange		(39,133)	45,348
Cost at end of year		3,553,115	3,669,570		3,180,178
Gross carrying amount [Member] | Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		255,055	239,220
Additions		797	538
Cumulative effect adjustment		(474)		[2]
Disposals/retirements		(7,306)	(3,622)
Reclassifications and transfers from assets under construction		7,652	17,229
Impact of foreign exchange		(1,486)	1,690
Cost at end of year		254,238	255,055		239,220
Gross carrying amount [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	[1]
Additions	[1]	2,798
Cumulative effect adjustment	[1]	26,732		[2]
Disposals/retirements	[1]	(104)
Reclassifications and transfers from assets under construction	[1]
Impact of foreign exchange	[1]	(285)
Cost at end of year	[1]	29,141
Gross carrying amount [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		11,137	376,965
Additions		7,843	78,373
Cumulative effect adjustment			3,134	[2]
Disposals/retirements
Reclassifications and transfers from assets under construction		(7,652)	(465,445)
Impact of foreign exchange		(153)	18,110
Cost at end of year		11,175	11,137		376,965
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		(2,232,723)	(2,004,516)
Additions			(224,851)
Depreciation		(242,966)
Cumulative effect adjustment		92	1,433	[2]
Disposals/retirements		83,701	3,207
Impact of foreign exchange		3,160	(7,996)
Cost at end of year		(2,388,736)	(2,232,723)		(2,004,516)
Accumulated depreciation, amortisation and impairment [Member] | Satellites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		(2,072,796)	(1,857,192)
Additions			(209,804)
Depreciation		(225,675)
Cumulative effect adjustment			1,433	[2]
Disposals/retirements		77,322
Impact of foreign exchange		2,328	(7,050)
Cost at end of year		(2,218,821)	(2,072,796)		(1,857,192)
Accumulated depreciation, amortisation and impairment [Member] | Property and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year		(159,927)	(147,324)
Additions			(14,864)
Depreciation		(14,890)
Cumulative effect adjustment		92		[2]
Disposals/retirements		6,379	3,207
Impact of foreign exchange		798	(946)
Cost at end of year		(167,548)	(159,927)		(147,324)
Accumulated depreciation, amortisation and impairment [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year	[1]
Depreciation	[1]	(2,401)
Cumulative effect adjustment	[1]			[2]
Disposals/retirements	[1]
Impact of foreign exchange	[1]	34
Cost at end of year	[1]	(2,367)
Accumulated depreciation, amortisation and impairment [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost at beginning of year
Additions
Depreciation
Cumulative effect adjustment				[2]
Disposals/retirements
Impact of foreign exchange
Cost at end of year

[1]	Right-of-use assets consisted primarily of property leases.
[2]	A cumulative effect adjustment was recorded on January 1, 2018, as a result of the implementation of IFRS 15, Revenue from Contracts with Customers due to additional interest required to be capitalized as a result of a significant financing component existing on certain revenue agreements. Net of the accumulated depreciation adjusted on January 1, 2018, the impact on satellites, property and other equipment was an increase of $0.4 million.